Form N-CSR Cover	12 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024